Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash Flow Statement [Abstract]
Unrealized (gain) loss on non-hedging derivatives	$ (0.7)	$ 0.6
Payment for reclamation activities	(3.5)	(2.0)
Adjustments for interest income	(1.5)	(3.4)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(1.7)	(1.8)
Distribution of Share Based Compensation	(3.5)	(3.8)
Reduction of obligation to renounce flow-through exploration expenditures	(1.0)	(0.6)
Loss on disposal of assets	1.0	0.7
Non-cash proceeds on sale of non-core royalties	0.0	(8.0)
Other	2.8	(0.7)
Other adjustments for non-cash items	$ (5.1)	$ (12.2)